Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Net income (loss)	$ (17,014,568)	$ 3,656,161	$ 3,441,901	$ 4,819,306	$ (7,516,074)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities, net	16,495,823	2,850,768	3,008,004	2,433,997	(9,939,532)
Total other comprehensive income (loss)	16,495,823	2,850,768	3,008,004	2,433,997	(9,939,532)
Less: Dividends to preferred stockholders	0	0	0	(220,833)	(2,326)
Comprehensive income (loss) attributable to common stockholders	$ (518,745)	$ 6,506,929	$ 6,449,905	$ 7,253,303	$ (17,457,932)